To the Stockholders

Y	our third quarter Stockholder report for Seligman Select Municipal Fund, Inc. follows this letter.
This report contains the Fund’s investment results, portfolio of investments, and financial statements.

For the three months ended September 30, 2004, the Fund posted a total return of 7.95% based on market price and 3.46% based on net asset value. The Fund’s annual distribution rate, based on the current monthly dividend and market price at September 30, 2004, was 6.41%. This is equivalent to a taxable yield of 9.86%, based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.93% to 1.45%.

We thank you for your continued support of Seligman Select Municipal Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

November 12, 2004

Manager	Stockholder Service	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Agent	(800) 874-1092	Stockholder Services
100 Park Avenue	Seligman Data Corp.	(212) 682-7600	Outside the
New York, NY 10017	100 Park Avenue		United States
New York, NY 10017
General Counsel		(800) 622-4597	24-Hour Automated
Sullivan & Cromwell LLP			Telephone Access
Service

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended September 30, 2004

			Average Annual

	Three	Nine	One	Five	Ten
	Months*	Months*	Year	Years	Years

Market Price**	7.95%	1.99%	7.48%	8.93%	6.51%
Net Asset Value**	3.46	2.59	4.04	7.99	7.08

PRICE PER SHARE
	September 30,	June 30,	March 31,	December 31,
	2004	2004	2004	2003

Market Price	$10.76	$10.13	$11.20	$11.07
Net Asset Value	11.86	11.65	12.09	12.13

DIVIDEND AND CAPITAL GAINS PER SHARE AND YIELD INFORMATION
For the Period Ended September 30, 2004

	Unrealized	SEC 30-Day
Dividends Paid†	Gain††	YieldØ

$0.518	$0.911	3.14%

ANNUAL DISTRIBUTION RATE

The annual distribution rate based on the current monthly dividend of $0.0575 per share and market price at September 30, 2004, was 6.41%, which is equivalent to a taxable yield of 9.86% based on the maximum federal tax rate of 35%. The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Performance data quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Investors may obtain total returns current to the most recent month-end by going to www.seligman.com.1 An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.
†	Preferred Stockholders were paid dividends at annual rates ranging from 0.93% to 1.45%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.
††	Represents the per share amount of unrealized appreciation of portfolio securities as of September 30, 2004.
ø	Current yield, representing the annualized yield (after dividends on Preferred Stock) for the 30-day period ended September 30, 2004, has been computed in accordance with SEC regulations and will vary.

1	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s Prospectus.

Portfolio of Investments (unaudited)	September 30, 2004

	Face
State#	Amount	Municipal Bonds	Rating‡	Value

Alabama — 10.3%	$10,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa	$11,072,900
	5,000,000	McIntosh Industrial Development Board,
		Environmental Facilities Rev. (CIBA Specialty
		Chemicals), 5.375% due 6/1/2028	A2	5,076,400
Alaska — 1.8%	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa	2,871,030
California — 14.9%	9,130,000	California Pollution Control Financing Authority
		Sewage and Solid Waste Disposal Facilities Rev.
		(Anheuser-Busch Project), 5.75% due 12/1/2030*	A1	9,428,368
	4,100,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,128,700
	4,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,074,240
	5,700,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,805,792
Colorado — 3.7%	5,590,000	Regional Transportation District (Sales Tax
		Rev.), 5% due 11/1/2024	Aaa	5,817,513
Georgia — 4.1%	6,220,000	Georgia Housing and Finance Authority Rev.
		(Single Family Mortgage), 6.10% due 6/1/2031*	Aa2	6,482,235
Illinois — 5.1%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa	8,052,450
Louisiana — 4.9%	6,460,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	AAA‡‡	7,734,300
Massachusetts — 5.7%	4,000,000	Massachusetts Bay Transportation Authority
		General Transportation System Rev.,
		5.625% due 3/1/2026Ø	Aaa	4,253,000
	4,000,000	Massachusetts Development Finance Agency
		Rev. (WGBH Educational Foundation),
		5.75% due 1/1/2042	Aaa	4,679,520
Michigan — 1.3%	2,000,000	Kalamazoo Hospital Finance Authority Rev.
		(Bronson Methodist Hospital),
		5.50% due 5/15/2028	Aaa	2,123,240
Minnesota — 1.7%	2,500,000	Minnesota Agricultural and Economic Development
		Board Rev. (The Evangelical Lutheran Good
		Samaritan Society Project), 6.625% due
		8/1/2025	A3	2,733,250
Missouri — 2.6%	1,550,000	Metropolitan St. Louis Sewer District Wastewater
		System Rev., 5% due 5/1/2024	Aaa	1,622,044
	2,490,000	Missouri State Housing Development Commission
		Single Family Mortgage Rev. (Homeownership
		Loan Program), 5.50% due 3/1/2033*	AAA‡‡	2,542,763
New Jersey — 5.3%	8,000,000	New Jersey Economic Development Authority
		Water Facilities Rev. (American Water Co. Inc.),
		5.375% due 5/1/2032*	Aaa	8,275,760
New York — 13.2%	10,000,000	New York State Energy Research & Development
		Authority Electric Facilities Rev. (Consolidated
		Edison Co. NY Inc. Project), 6.10% due
		8/15/2020	Aaa	10,512,400

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)

	Face
State#	Amount	Municipal Bonds	Rating‡	Value

New York (continued)	$10,000,000	New York State Thruway Authority General
		Rev., 6% due 1/1/2025Ø	Aaa	$10,310,400
New York and	6,500,000	Port Authority of New York and New Jersey
New Jersey — 4.5%		( JFK International Air Terminal LLC Project
		Rev.), 5.75% due 12/1/2022*	Aaa	7,090,330
Ohio — 2.0%	2,895,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021Ø	Aaa	3,093,684
	105,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021	Aaa	111,648
Pennsylvania — 10.6%	3,000,000	Delaware County Industrial Development
		Authority Water Facilities Rev. (Philadelphia
		Suburban Water), 5.35% due 10/1/2031*	Aaa	3,096,510
	3,000,000	Lehigh County Industrial Development Authority
		Pollution Control Rev. (Pennsylvania Power &
		Light Company Project), 6.15% due 8/1/2029 . .	Aaa	3,157,980
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025* . .	Aaa	10,460,000
South Carolina — 3.3%	5,000,000	South Carolina Ports Authority Rev., 5.30% due
		7/1/2026*	Aaa	5,134,700
Tennessee — 5.2%	8,000,000	Humphreys County Industrial Development
		Board Solid Waste Disposal Rev. (E.I. duPont
		de Nemours & Co. Project), 6.70% due 5/1/2024*	Aa3	8,187,040
Texas — 16.5%	5,000,000	Dallas–Fort Worth International Airports Rev., 5.75%
		due 11/1/2030*	Aaa	5,375,050
	3,000,000	Houston Airport System Rev., 5.625% due 7/1/2030*	Aaa	3,192,840
	4,000,000	Houston Higher Education Finance Corporation
		Rev. (Rice University Project), 5.375% due
		11/15/2029	Aaa	4,218,920
	5,000,000	Lower Neches Valley Authority Industrial
		Development Corp. Sewer Facilities Rev. (Mobil
		Oil Refining Corp. Project), 6.40% due 3/1/2030*	Aaa	5,136,600
	7,500,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and
		Light Co. Project), 6.125% due 5/1/2030*	Aaa	8,048,325
Washington — 13.5%	4,795,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.25% due 7/1/2017*	Aaa	5,314,874
	5,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.35% due 7/1/2028*	Aaa	5,553,800
	10,000,000	King County Sewer GOs, 6.125% due 1/1/2033Ø . .	Aaa	10,313,300

Total Municipal Bonds — 130.2%				205,081,906

Variable Rate Demand Notes**

Florida — 0.9%	1,400,000	Sarasota County Public Hospital Board (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1	1,400,000
Illinois — 1.0%	1,500,000	Illinois Health Facility Authority Rev. (University
		of Chicago Hospital) due 8/15/2026	VMIG 1	1,500,000

See footnotes on page 5.

September 30, 2004

	Face
State#	Amount	Variable Rate Demand Notes**	Rating‡	Value

Missouri — 1.7%	$2,630,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health
		System) due 6/1/2022	VMIG 1	$2,630,000
New York — 6.0%	1,000,000	New York City GOs due 8/1/2010	VMIG 1	1,000,000
	1,300,000	New York City GOs due 8/1/2015	VMIG 1	1,300,000
	4,900,000	New York City GOs due 8/1/2017	VMIG 1	4,900,000
	1,000,000	New York City GOs due 8/1/2018	VMIG 1	1,000,000
	1,300,000	New York City Municipal Water Finance Authority,
		Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,300,000
New York and	1,100,000	Port Authority of New York & New Jersey Special
New Jersey— 0.7%		Obligation Rev. due 5/1/2019	VMIG 1	1,100,000
Pennsylvania — 0.4%	600,000	Philadelphia Authority for Industrial Development
		Revenue Bonds (Regional Performing Arts
		Center Project) due 6/1/2025	VMIG 1	600,000
Puerto Rico — 0.8%	1,300,000	Puerto Rico Commonwealth Government
		Development Bank due 12/1/2015	VMIG 1	1,300,000
Texas — 0.2%	400,000	North Central, TX Health Facilities Development
		Corporation Rev. Series 1985C (Presbyterian
		Healthcare System Project) due 12/1/2015	VMIG 1	400,000
Virginia — 0.4%	600,000	Loudoun County Industrial Development Authority
		Rev. (Howard Hughes Medical Institute)
		due 2/15/2038	VMIG 1	600,000
Wyoming — 3.3%	100,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2014*	P-1	100,000
	5,100,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2017*	P-1	5,100,000

Variable Rate Demand Notes — 15.4%				24,230,000

Total Investments — 145.6%				229,311,906
Shares Subject to Mandatory Redemption — (47.6)%				(75,000,000)
Other Assets Less Liabilities — 2.0%				3,187,577

Net Assets — 100.0%				$157,499,483

#	The percentage shown for each state represents the total value of bonds held of issuers in that state, measured as a percent of net assets.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
**	Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2004, the interest rates paid on these notes ranged from 1.59% to 1.80%.
†	Escrowed-to-maturity security.
††	The cost of investments for federal income tax purposes was $217,219,858. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $12,092,048 and $0, respectively.
ø	Pre-refunded security.
‡	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡‡).

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Board of Directors

Robert B. Catell 2,3		William C. Morris
Chairman, Chief Executive Officer and Director,		Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation		Chairman, Carbo Ceramics Inc.

John R. Galvin 1,3		Leroy C. Richie 1,3
Dean Emeritus, Fletcher School of Law and		Chairman and Chief Executive Officer,
Diplomacy at Tufts University		Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation
Alice S. Ilchman 2,3
President Emerita, Sarah Lawrence College		Robert L. Shafer 2,3
Director, Jeannette K. Watson		Retired Vice President, Pfizer Inc.
Summer Fellowship
Trustee, Committee for Economic Development		James N. Whitson 1,3
Retired Executive Vice President and Chief
Frank A. McPherson 2,3		Operating Officer, Sammons Enterprises, Inc.
Retired Chairman of the Board and Chief		Director, CommScope, Inc.
Executive Officer, Kerr-McGee Corporation
Director, ConocoPhillips		Brian T. Zino
Director, Integris Health		Director and President, J. & W. Seligman & Co.
Incorporated
John E. Merow 1,3		Chairman, Seligman Data Corp.
Retired Chairman and Senior Partner,		Director, ICI Mutual Insurance Company
Sullivan & Cromwell LLP		Member of the Board of Governors,
Director, Commonwealth Industries, Inc.		Investment Company Institute
Director, New York-Presbyterian Hospital

Betsy S. Michel 1,3	Member:	1 Audit Committee
Trustee, The Geraldine R. Dodge Foundation		2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Thomas G. Rose
Chairman	Vice President	Vice President

Brian T. Zino	Eleanor T.M. Hoagland	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and	Vice President and Treasurer
Chief Compliance Officer
Thomas G. Moles		Frank J. Nasta
Executive Vice President	Audrey G. Kuchtyak	Secretary
Vice President

S E L I G M A N

S E L E C T

M U N I C I PA L
F U N D, I N C .

Third Quarter Report
September 30, 2004

Seligman Select Municipal Fund, Inc.
Managed by

J & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Photo: Courtesy Michigan Travel Bureau
CESEL3c 9/04